RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2021	2020
Accounts receivable (Note 12)	$33.3	$51.2
Contract assets	14.3	38.5
Other non-current assets	26.4	25.6
Accounts payable and accrued liabilities (Note 19)	5.8	5.7
Contract liabilities	22.0	28.8
Other non-current liabilities	1.5	1.7
The Company’s transactions with its equity accounted investees are as follows:

	2021	2020
Revenue	$129.2	$166.0
Purchases	2.8	2.5
Other income	1.4	1.5
The compensation of key management for employee services are as follows:

	2021	2020
Salaries and other short-term employee benefits	$6.5	$6.5
Post-employment benefits – defined benefit plans	1.6	2.5
Share-based payments expense	24.8	(8.8)
	$32.9	$0.2